EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of Class A Common Shares Held by the Company for Long-term Compensation Agreements	64,197,815	63,417,346	63,417,346	56,307,796
Total Equity	$ 122,642		$ 116,846
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	31,693		30,868
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	4,145		4,145
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity	86,804		81,833
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	5,889		5,276
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Total Equity	$ 80,915		$ 76,557